Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of share capital number of shares
For the years ended December 31	2021	2020
Common shares	155,969,226	90,691,449
Total outstanding shares	155,969,226	90,691,449

Schedule of share capital and issuance premium increased
	Thousands of $/		Thousands of €/
For the years ended December 31	Share Capital	Issuance Premium	Share Capital	Issuance Premium
As of January 1, 2020	62,841	136,349	49,754	112,078
May 2020 – Issuance of 20,162,924 shares (*)	13,875	0	12,460	0
As of December 31st, 2020	76,716	136,349	62,214	112,078
January 2021 – Issuance of 27,777,777 shares (*)	23,632	4,693	19,473	3,867
November 2021 – Issuance of 37,500,000 shares (*)	28,106	12,135	24,412	10,536
As of December 31st, 2021	128,454	153,177	106,099	126,481

Schedule of capital stock and the issuance premium
	Thousands of $/		Thousands of €/
For the years ended December 31	2021	2020	2021	2020
Share Capital as per statutory accounts	143,419	84,903	118,662	68,999
Capital increase costs	(14,965)	(8,187)	(12,564)	(6,785)
Share capital under IFRS	128,454	76,716	106,098	62,214
Issuance premium	153,177	136,349	126,481	112,078
Share capital and issuance premium	281,631	213,065	232,579	174,292